MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2023
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

No customers accounted for 10% or more of total net revenues for the years ended December 31, 2021, 2022 and 2023.No customers accounted for 10% or more of total net accounts receivable as of December 31, 2022 and 2023.